Fair Value - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013
Fair Value Disclosures [Abstract]
Non-financial assets recognized at fair value	$ 0	$ 0	$ 0
Non-financial liabilities recognized at fair value	$ 0	$ 0	$ 0